Impairment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

Year ended 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(5)	(2)	–	–	(7)
Loans and advances to customers	261	(281)	414	(73)	321
Debt securities	–	1	–	–	1
Financial assets at amortised cost	256	(282)	414	(73)	315
Other assets	–	–	(10)	–	(10)
Impairment charge (credit) on drawn balances	256	(282)	404	(73)	305
Loan commitments and financial guarantees	27	(25)	(2)	–	–
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment charge (credit)	281	(307)	402	(73)	303

Year ended 31 December 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	12	2	–	–	14
Loans and advances to customers	(217)	694	883	(9)	1,351
Debt securities	7	–	–	–	7
Financial assets at amortised cost	(198)	696	883	(9)	1,372
Other assets	–	–	22	–	22
Impairment (credit) charge on drawn balances	(198)	696	905	(9)	1,394
Loan commitments and financial guarantees	24	99	(1)	–	122
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Total impairment (credit) charge	(168)	795	904	(9)	1,522

Year ended 31 December 2021	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(5)	–	–	–	(5)
Loans and advances to customers	(454)	(1,025)	498	(135)	(1,116)
Debt securities	–	–	–	–	–
Financial assets at amortised cost	(459)	(1,025)	498	(135)	(1,121)
Other assets	–	–	2	–	2
Impairment (credit) charge on drawn balances	(459)	(1,025)	500	(135)	(1,119)
Loan commitments and financial guarantees	(102)	(146)	(9)	–	(257)
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)
The Group’s total impairment allowances were as follows:

	Allowance for expected credit losses
At 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	8	–	–	–	8
UK mortgages	161	374	357	213	1,105
Credit cards	168	401	130	–	699
Other	339	320	228	–	887
Retail	668	1,095	715	213	2,691
Commercial Banking	232	372	418	–	1,022
Other	–	–	4	–	4
Loans and advances to customers	900	1,467	1,137	213	3,717
Debt securities	7	2	2	–	11
Financial assets at amortised cost	915	1,469	1,139	213	3,736
Other assets	16	–	10	–	26
Provisions in relation to loan commitments and financial guarantees	160	160	2	–	322
Total	1,091	1,629	1,151	213	4,084
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	–	–	–	7

	Allowance for expected credit losses
At 31 December 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	13	2	–	–	15
UK mortgages	91	552	311	253	1,207
Credit cards	120	433	113	–	666
Other	275	409	259	–	943
Retail	486	1,394	683	253	2,816
Commercial Banking	214	414	1,070	–	1,698
Other	–	–	4	–	4
Loans and advances to customers	700	1,808	1,757	253	4,518
Debt securities	8	–	1	–	9
Financial assets at amortised cost	721	1,810	1,758	253	4,542
Other assets	–	–	38	–	38
Provisions in relation to loan commitments and financial guarantees	134	185	4	–	323
Total	855	1,995	1,800	253	4,903
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9